Accounts Receivable And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable And Contract Assets [Abstract]
summary of Accounts receivable and contract assets, net of allowance for credit losses
Accounts receivable and contract assets, net of allowance for credit losses, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$(Note 2.5)

Accounts receivable, gross	—	130,498	20,000
Allowance for credit losses	—	—	—

Accounts receivable, net	—	130,498	20,000

	As of December 31,
	2019	2020
	RMB	RMB	US$(Note 2.5)

Contract assets, gross	—	227,391	34,849
Allowance for credit losses	—	—	—

Contract assets, net	—	227,391	34,849